AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED JUNE 26, 2012
TO
PROSPECTUS DATED FEBRUARY 29, 2012
(AS SUPPLEMENTED THROUGH MARCH 21, 2012)

AMERICAN INDEPENDENCE STOCK FUND

(TICKER SYMBOLS: ISISX, IFCSX, ISFSX)

Effective June 29, 2012, Richard (“Rick”) Baird will serve as the lead Portfolio Manager of the Stock Fund and David Hansen and Chris Jacobs will be joining the management team. Jeffrey Miller, Ariel Fromer and Tammy Miller will no longer serve on the management team. To reflect these changes, the Prospectus is updated as follows:

1.  Under the Stock Fund’s “FUND SUMMARY” in the sub-section entitled “Portfolio Management,” the table regarding the managers responsible for the day to day management of the Fund shall be replaced with the following:

. Manager Name	Primary Title	Managed the Fund Since
Richard Baird, CFA	Lead Portfolio Manager	2012
John Christopher Jacobs	Assistant Portfolio Manager	2012
David Hansen	Portfolio Manager	2012
Eric Rubin	Portfolio Manager, President	2006

2. Under “Fund Management” in the section “MORE ABOUT THE FUNDS” the following replaces in its entirety the information for “Portfolio Managers” with respect to the Stock Fund:

Stock Fund

Richard (‘Rick”) Baird. Lead Portfolio Manager. Mr. Baird joined AIFS in June 2012. Mr. Baird also manages fixed income and value equity strategies at Yellowstone Partners, which he joined in January 2010. He is a Chartered Financial Analyst and member of the Institute of Chartered Financial Analysts. He has managed municipal bonds and equities for high net-worth clients and mutual funds for over 25 years. Mr. Baird founded Wind River Advisors LLC in March 2008, an investment firm acquired by Yellowstone Partners in 2009. Mr. Baird’s background includes Senior Vice President of Zions Bank and Chief Investment Officer of the investment division of Western National Trust Company, the 6-state Zions’ subsidiary. He was Vice President at Seafirst Bank in Seattle where he chaired the Equity Strategy Committee and Vice President at First Security Investment Management where he managed foundations and the firm’s municipal bond funds. Mr. Baird is a past officer of the CFA Society of Salt Lake.

David Hansen. Portfolio Manager. Mr. Hansen joined AIFS in June 2012. He is also President and CEO of Yellowstone Partners. In 2003, Mr. Hansen became a partner in Yellowstone Partners, assuming responsibility for clients in Idaho and Jackson Hole, Wyoming. Two years later, Mr. Hansen assumed control of the entire firm and its growing client base, consisting of individuals and companies from all over the country. Mr. Hansen started his financial services career working for Heritage Financial Group, after completing his MBA in 1993 at Utah State University, and then with Talbot Corporation from 1997 to 2003.

John Christopher Jacobs. Assistant Portfolio Manager. Mr. Jacobs joined AIFS in June 2012. Mr. Jacobs has been a trader and analyst with Yellowstone Partners since 2010. Mr. Jacobs graduated with an undergraduate degree in business management with an emphasis in finance from Brigham Young University-Idaho. He is presently enrolled in the Masters of Banking and Financial Services Management program from Boston University. Shortly after 9/11, Chris joined the U.S. Army Reserves. Having served in Afghanistan, Mr. Jacobs is a veteran of Operation Enduring Freedom.

Eric M. Rubin. President of the Funds. Mr. Rubin is a founding member of AIFS and President of AIFS since February, 2005. Mr. Rubin was Vice President of ING Financial Partners from June 2004 to January 2005, Senior Vice President of Mercantile Capital Advisers from April 2003 to April 2004, Senior Vice President of DST International from January 2002 to April 2003 and President of EMR Financial Services from June 2000 to February 2001.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED JUNE 26, 2012
TO
STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2012

AMERICAN INDEPENDENCE STOCK FUND

(TICKER SYMBOLS: ISISX, IFCSX, ISFSX)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

Effective June 29, 2012, Richard (“Rick”) Baird will serve as the lead Portfolio Manager of the Stock Fund and David Hansen and Chris Jacobs will be joining the management team. Jeff Miller, Ariel Fromer and Tammy Miller will no longer serve on the management team. The Statement of Additional Information is hereby amended and supplemented, effective June 29, 2012, to reflect the following changes:

Under the section entitled “PORTFOLIO MANAGER INFORMATION”, the following sub-sections are updated as noted:

a)      Under “Portfolio Managers”, the following shall replace in its entirety the information on the portfolio managers currently provided with respect to the Stock Fund:

Stock Fund (American Independence Financial Services, LLC):

Richard (“Rick”) Baird. Lead Portfolio Manager. Mr. Baird joined AIFS in June 2012. Mr. Baird also manages fixed income and value equity strategies at Yellowstone Partners, which he joined in January 2010. He is a Chartered Financial Analyst and member of the Institute of Chartered Financial Analysts. He has managed municipal bonds and equities for high net-worth clients and mutual funds for over 25 years. Mr. Baird founded Wind River Advisors LLC in March 2008, an investment firm acquired by Yellowstone Partners in 2009. Mr. Baird’s background includes Senior Vice President of Zions Bank and Chief Investment Officer of the investment division of Western National Trust Company, the 6-state Zions’ subsidiary. He was Vice President at Seafirst Bank in Seattle where he chaired the Equity Strategy Committee and Vice President at First Security Investment Management where he managed foundations and the firm’s municipal bond funds. Mr. Baird is a past officer of the CFA Society of Salt Lake.

David Hansen. Portfolio Manager. Mr. Hansen joined AIFS in June 2012. He is also President and CEO of Yellowstone Partners. In 2003, Mr. Hansen became a partner in Yellowstone Partners, assuming responsibility for clients in Idaho and Jackson Hole, Wyoming. Two years later, Mr. Hansen assumed control of the entire firm and its growing client base, consisting of individuals and companies from all over the country. Mr. Hansen started his financial services career working for Heritage Financial Group, after completing his MBA in 1993 at Utah State University, and then with Talbot Corporation from 1997 to 2003.

John Christopher Jacobs. Assistant Portfolio Manager. Mr. Jacobs joined AIFS in June 2012. Mr. Jacobs also has been a trader and analyst with Yellowstone Partners since 2010. Mr. Jacobs graduated with an undergraduate degree in business management with an emphasis in finance from Brigham Young University-Idaho. He is presently enrolled in the Masters of Banking and Financial Services Management program from Boston University. Shortly after 9/11, Chris joined the U.S. Army Reserves. Having served in Afghanistan, Mr. Jacobs is a veteran of Operation Enduring Freedom.

Eric M. Rubin. President of the Funds. Mr. Rubin is a founding member of AIFS and President of AIFS since February, 2005. Prior to 2005, Mr. Rubin was Vice President of ING Financial Partners from June 2004 to January 2005, Senior Vice President of Mercantile Capital Advisers from April 2003 to April 2004, Senior Vice President of DST International from January 2002 to April 2003 and President of EMR Financial Services from June 2000 to February 2001.

b)      Under “Beneficial Ownership by Portfolio Manager”, it shall be noted that as of the date of this sticker, the new portfolio managers responsible for the day to day management of the Stock Fund did not own any shares of the Fund or of any fund in the Trust.

c)      Under “Account Management Disclosures”, the table regarding the portfolio managers and the other accounts and assets managed by them shall be updated to eliminate Jeffrey Miller, Ariel Fromer and Tammy Dalton and include the following information:

As of 05/31/2012	’40 Act Mutual Fund Vehicles		Commingled Trust Fund Vehicles		Other Separate Account Vehicles
Portfolio Manager	No. of Accts.	Total Assets	No. of Accts.	Total Assets	No. of Accts.	Total Assets
Richard Baird	0	$0	0	$0	665	$226,000,000
David Hansen	0	$0	0	$0	320	$109,000,000
J. Christopher Jacobs	0	$0	0	$0	0	$0

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE